1674                              FORM N-SAR

                                                                        40,419
                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending
                                   -------------------

      or fiscal year ending    12/31/01
                           ---------------------------

Is this a transition report? (Y/N)     N
                                      ---

Is this an amendment to a previous filing? (Y/N)    N
                                                   ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:    Life Insurance Separate Account of USAA Life
                            Insurance Company
     B. File Number: 811-8625

     C. Telephone Number: 1-800-531-8000

2.   A. Street: 9800 Fredericksburg Road

     B. City: San Antonio    C.  State: TX    D. Zip Code: 78288    Zip Ext:

     E. Foreign Country:                 Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)          N
                                                                        ---

4.   Is this the last filing on this form by Registrant? (Y/N)           N
                                                                        ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
     [If answer is "Y" (Yes), complete only items 89 though 110.]       ---

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
     [If answer is "Y" (Yes), complete only items 111 though 132.]      ---

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)      N
        [If answer is "N" (No), go to item 8.]                          ---

     B. How many separate series or portfolios did Registrant
        have at the end of the period?
                                       ----------------------

Federal Securities Law Reports                                         51,602

1674                              FORM N-SAR                           40,465

For period ending   12/31/01                       If filing more than one
                   ----------                      Page 47, "X" box [_]
File number 811-    8625
                   ---------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:   USAA Life Insurance Company
                            --------------------------------------------------

     B. [/] File Number (If any):
                                 ---------------------------------------------

     C. [/] City: San Antonio     State: TX    Zip Code: 78288    Zip Ext:
                  -----------            --              -----            ----

        [/] Foreign Country:                   Foreign Postal Code:
                            ---------------                        -----------

111. A. [/] Depositor Name:
                           ---------------------------------------------------

     B. [/] File Number (If any):
                                 ---------------------------------------------

     C. [/] City:                 State:        Zip Code:         Zip Ext:
                 --------------         --               ------           ----

        [/] Foreign Country:                     Foreign Postal Code:
                            ------------------                       ---------

112. A. [/] Sponsor Name: USAA Life Insurance Company
                         -----------------------------------------------------

     B. [/] File Number (If any):
                                 ---------------------------------------------

     C. [/] City: San Antonio      State: TX    Zip Code: 78288   Zip Ext:
                 -------------            --              -----           ----

        [/] Foreign Country:                     Foreign Postal Code:
                            ----------------                         ---------

112. A. [/] Sponsor Name:
                         -----------------------------------------------------

     B. [/] File Number (If any):
                                 ---------------------------------------------

     C. [/] City:                 State:        Zip Code:         Zip Ext:
                 --------------         --               ------          ----

        [/] Foreign Country:                    Foreign Postal Code:
                            ---------------                         ----------

Federal Securities Law Reports                                          51,602

                          INVESTMENT COMPANIES--FORMS
40,466

For period ending   12/31/01                  If filing more than one
                   ----------                 Page 48, "X" box [_]
File number 811-    8625
                   ----------

113. A. [/] Trustee Name:  USAA Life Insurance Company
                         -----------------------------------------------------

     B. [/] City: San Antonio     State: TX    Zip Code: 78288    Zip Ext:
                  ---------------        --              -----            ----

        [/] Foreign Country:                   Foreign Postal Code:
                            ----------------                       -----------

113. A. [/] Trustee Name:
                         -----------------------------------------------------

     B. [/] City:                 State:       Zip Code:          Zip Ext:
                  ---------------        --              -----            ----

        [/] Foreign Country:                   Foreign Postal Code:
                            ---------------                        -----------

114. A. [/] Principal Underwriter Name:  USAA Investment Management Company
                                       ---------------------------------------

     B. [/] File Number (If any):  41241
                                 ---------

     C. [/] City: San Antonio     State: TX    Zip Code: 78288    Zip Ext:
                  ---------------        --              -----            ----

        [/] Foreign Country:                   Foreign Postal Code:
                            ---------------                        -----------

 114. A. [/] Principal Underwriter Name:
                                        --------------------------------------

      B. [/] File Number (If any):
                                  --------------------------------------------

      C. [/] City:                State:        Zip Code:         Zip Ext:
                  ---------------        --              -----            ----

         [/] Foreign Country:                   Foreign Postal Code:
                             --------------                         ----------

115.  A. [/] Independent Public Accountant Name:  KPMG LLP
                                                ------------------------------

      C. [/] City: San Antonio    State: TX     Zip Code: 78205   Zip Ext:
                  ---------------        --              -----            ----

         [/] Foreign Country:                   Foreign Postal Code:
                             --------------                         ----------

115.  A. [/] Independent Public Accountant Name:
                                                ------------------------------

      C. [/] City:                State:        Zip Code:        Zip Ext:
                  ---------------        --              -----            ----

         [/] Foreign Country:                   Foreign Postal Code:
                             --------------                         ----------

51,602

1674                               FORM N-SAR
                                                                        40,467
For period ending  12/31/01                         If filing more than one
                  ----------                        Page 49, "X" box
File number 811-   8625
                  ----------

116. Family of investment companies information

     A. [/] Is Registrant part of a family of investment companies? (Y/N)  N
                                                                          ---
                                                                          Y/N

     B. [/] Identify the family in 10 letters    ----------------

            (NOTE: In filing this form, use this identification consistently for all investment companies in a family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                           ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                               N
                                                                           ---
                                                                           Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)                N
                                                                           ---
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                 Y
                                                                           ---
                                                                           Y/N

     E. [/] Other types of insurance products registered
            under the Securities Act of 1933? (Y/N)                         N
                                                                           ---
                                                                           Y/N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933    18
                                                                           ----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                         11
                                                                           ----

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted)    0
                                                                           ----

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                              18
                                                                           ----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                     18
                                                                           ----
Federal Securities Law Reports                                           51,602

40,468                 INVESTMENT COMPANIES -- FORMS

For period ending  12/31/01                     If filing more than one
                  ---------                     Page 50, "X" box [_]
File number 811-   8625
                  ---------

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)       $   2,880
                                                                 ---------

124. [/] State the total value of units prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series) ($000's omitted)       $   2,973
                                                                 ---------

125. [/] State the total amount of sales loads collected
         (before reallowances to other brokers or dealers)
         by Registrant's principal underwriter which is an
         affiliated person of the principal underwriter
         during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)      $     N/A
                                                                 ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
subsequent series.) ($000's omitted)                             $     N/A
                                                                 ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group or series during the current period (excluding distributions of realized gains, if any):

                                                               Number of                 Total Assets           Total Income
                                                                Series                     ($000's             Distributions
                                                               Investing                   omitted)           ($000's omitted)
                                                            -----------------           --------------        ----------------
A. U.S. Treasury direct issue                                      0
                                                            -----------------           --------------        ----------------
B. U. S. Government agency                                         0
                                                            -----------------           --------------        ----------------
C. State and municipal tax-free                                    0
                                                            -----------------           --------------        ----------------
D. Public utility debt                                             0
                                                            -----------------           --------------        ----------------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                     0
                                                            -----------------           --------------        ----------------
F. All other corporate intermed. &
   long-term debt                                                  0
                                                            -----------------           --------------        ----------------
G. All other corporate short-term debt                             0
                                                            -----------------           --------------        ----------------
H. Equity securities of brokers or dealers
   or patents of brokers or dealers                                0
                                                            -----------------           --------------        ----------------
I. Investment company equity securities                            0
                                                            -----------------           --------------        ----------------
J. All other equity securities                                     18                       $8,151                   $0
                                                            -----------------           --------------        ----------------
K. Other securities                                                0
                                                            -----------------           --------------        ----------------
L. Total assets of all series of registrant                        18                       $8,151                   $0
                                                            -----------------           --------------        ----------------

51,602

1674                               FORM N-SAR                            40,469

For period ending  12/31/01                          If filing more than one
                  -----------                        Page 51, "X" box [_]
File number 811-   8625
                  -----------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer? (Y/N)               N
                                                                           ---
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)
                                                                           ---
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)
                                                                           ---
                                                                           Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)                   53
                                                                           ---

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-8625           811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

     811-               811-               811-               811-
         ----               ----               ----               ----

                           [The next page is 40,501]

Federal Securities Law Reports                                      51,602

For period ending 12/31/01
File No. 811-8625                                               All Series

                                SIGNATURE PAGE

     This Form N-SAR is signed on behalf of the Registrant in the City of San Antonio, State of Texas, on the 14th day of February 2002.

LIFE INSURANCE SEPARATE ACCOUNT
USAA LIFE INSURANCE COMPANY
Registrant

By: USAA LIFE INSURANCE COMPANY
    On behalf of Registrant

By: /s/ James M. Middleton
   ----------------------------
        James M. Middleton
        President and
        Chief Executive Officer

Witness:

    /s/ Cynthia A. Toles
-------------------------------
Cynthia A. Toles
Assistant Secretary